Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2018			2017			2016
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.21	4,197	393	0.21	4,169	1,945	0.21	4,137	408
In respect of current year:
– first interim dividend	0.10	2,008	213	0.10	2,005	826	0.10	1,981	703
– second interim dividend	0.10	1,990	181	0.10	2,014	193	0.10	1,991	994
– third interim dividend	0.10	1,992	707	0.10	2,005	242	0.10	1,990	935
Total	0.51	10,187	1,494	0.51	10,193	3,206	0.51	10,099	3,040
Total dividends on preference shares classified as equity (paid quarterly)	62.00	90		62.00	90		62.00	90
Total coupons on capital securities classified as equity		1,270			1,268			1,090
Dividends to shareholders		11,547			11,551			11,279

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
			2018		2017	2016
				Total	Total	Total
	Footnotes	First call date	Per security	$m	$m	$m
Perpetual subordinated capital securities	1, 3
$2,200m issued at 8.125%		Apr 2013	$2.032	89	179	179
$3,800m issued at 8.000%		Dec 2015	$2.000	76	304	304
Perpetual subordinated contingent convertible securities	2, 3
$1,500m issued at 5.625%		Jan 2020	$56.250	84	84	84
$2,000m issued at 6.875%		Jun 2021	$68.750	138	138	69
$2,250m issued at 6.375%		Sep 2024	$63.750	143	143	143
$2,450m issued at 6.375%		Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%		May 2027	$60.000	180	90	—
$2,350m issued at 6.250%		Mar 2023	$62.500	73	—	—
$1,800m issued at 6.500%		Mar 2028	$65.000	59	—	—
€1,500m issued at 5.250%		Sep 2022	€52.500	95	89	88
€1,000m issued at 6.000%		Sep 2023	€60.000	72	68	67
€1,250m issued at 4.750%		July 2029	€47.500	70	—	—
SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	35	17	—
Total				1,270	1,268	1,090

1	Discretionary coupons are paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.

2	Discretionary coupons are paid semi-annually on the perpetual subordinated contingent convertible securities, in denominations of each security’s issuance currency 1,000 per security.

3	Further details of these securities can be found in Note 32.